EQUITY - Loss Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EQUITY
Net loss and comprehensive loss	$ (47,714)	$ (39,890)
Gain on change in fair value of embedded derivatives(i), net of interest expense associated with debt host	(3,850)
Loss attributable to the ordinary equity holders of the Company used in calculation of the diluted loss per share	$ (51,564)	$ (39,890)
Basic weighted average number of shares outstanding	55,600,636	42,971,152
Dilutive effect of 2022 Convertibles Notes	1,452,055
Dilutive weighted average number of shares outstanding	57,052,691	42,971,152
Basic loss per share	$ (0.86)	$ (0.93)
Diluted loss per share	$ (0.90)	$ (0.93)